Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Variable Insurance Portfolios
Entity Central Index Key	0000810016
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000017170 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Value Series(formerly, Delaware Ivy VIP Value)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Value Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Value Series (Service Class) returned 6.47% for the 12 months ended December 31, 2024. During the same period, the Russell 1000® Index, the Series' broad-based securities market index, returned 24.51%, while the Russell 1000® Value Index, the Series' narrowly based securities market index, returned 14.37%.
Top contributors to performance:
Holdings in the information technology sector outperformed, specifically positions in the software and communications equipment industries.
In the real estate sector, the Series’ residential real estate investment trust (REIT) holding outperformed the sector more broadly, benefiting from ongoing demand for rental apartments.
Stock selection in the communication services sector was a notable contributor, owing to strong performance by one of the Series’ holdings in the entertainment industry.
The Series’ underweight allocation in the materials sector compared with its narrowly based index also contributed to performance over the 12-month reporting period.
Top detractors from performance:
Stock selection was the lead detractor from the Series’ performance over the 12-month reporting period.
In the consumer staples sector, the Series’ holdings underperformed those in the Series’ narrowly based index in the food products and consumer staples distribution & retail industries.
Stock selection in the healthcare sector was weak as certain holdings in the healthcare providers and services, healthcare equipment and supplies, and pharmaceutical industries lagged the returns of those in the Series’ narrowly based index.
An underweight allocation in the financials sector, which was the strongest-performing sector in the Series’ narrowly based index over the 12-month reporting period, was also a notable detractor from returns relative to the Series’ narrowly based index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Value Series (Service Class)	6.47%	7.96%	7.52%
Russell 1000 Index	24.51%	14.28%	12.87%
Russell 1000 Value Index	14.37%	8.68%	8.49%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Russell 1000 Index.
Prior Market Index Comparison [Text Block]	Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Russell 1000 Value Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 197,656,943
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,986,453
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$197,656,943
Total number of portfolio holdings	33
Total advisory fees paid	$1,986,453
Portfolio turnover rate	30%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Financials	18.24%
Healthcare	17.16%
Information Technology	15.40%
Industrials	12.16%
Consumer Discretionary	8.94%
Consumer Staples	6.16%
Communication Services	6.01%
Energy	5.96%
Real Estate	3.06%
Utilities	3.02%
Materials	2.96%

Top 10 equity holdings
Conagra Brands	3.31%
Cisco Systems	3.17%
Teledyne Technologies	3.17%
Honeywell International	3.13%
NIKE Class B	3.09%
Walt Disney	3.08%
Fidelity National Information Services	3.07%
Travelers	3.07%
Cognizant Technology Solutions Class A	3.07%
Analog Devices	3.07%

Largest Holdings [Text Block]
Top 10 equity holdings
Conagra Brands	3.31%
Cisco Systems	3.17%
Teledyne Technologies	3.17%
Honeywell International	3.13%
NIKE Class B	3.09%
Walt Disney	3.08%
Fidelity National Information Services	3.07%
Travelers	3.07%
Cognizant Technology Solutions Class A	3.07%
Analog Devices	3.07%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Value to Macquarie VIP Value Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.75% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Value to Macquarie VIP Value Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.75% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017171 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Corporate Bond Series(formerly, Delaware Ivy VIP Corporate Bond)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Corporate Bond Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Corporate Bond Series (Service Class) returned 2.45% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg US Corporate Bond Index, the Series' narrowly based securities market index, returned 2.13%.
Top contributors to performance:
Overweight to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the risk rally and overall positive market tone that began late in 2023
Investments in banking and finance companies
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year
Investments in communications and basic industry

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Corporate Bond Series (Service Class)	2.45%	0.34%	1.96%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg US Corporate Bond Index	2.13%	0.30%	2.43%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg US Corporate Bond Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 494,164,759
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 2,555,810
Investment Company Portfolio Turnover	139.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$494,164,759
Total number of portfolio holdings	205
Total advisory fees paid	$2,555,810
Portfolio turnover rate	139%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	21.55%
Electric	9.54%
Energy	8.49%
Finance Companies	8.29%
Consumer Cyclical	7.29%
Consumer Non-Cyclical	7.22%
Communications	7.07%
Technology	7.02%
Insurance	6.54%
Capital Goods	6.02%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Corporate Bond to Macquarie VIP Corporate Bond Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.53% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Corporate Bond to Macquarie VIP Corporate Bond Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.53% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017172 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Core Equity Series(formerly, Delaware Ivy VIP Core Equity)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Core Equity Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Core Equity Series (Service Class) returned 25.69% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index, the Series' broad-based securities market index, returned 25.02%.
Top contributors to performance:
A significant overweight to the financials sector was the leading contributor to performance relative to the Series' broad‑based index, with strong stock selection as the key driver of relative outperformance.
Stock selection in the industrials sector, primarily by way of an overweight to Howmet Aerospace Inc., was additive to relative performance in the 12-month reporting period.
Top overall contributors to relative performance were Howmet, KKR & Co. Inc., and Taiwan Semiconductor Manufacturing Co. Inc.
Top detractors from performance:
The information technology sector was the leading detractor to relative performance based on stock selection.
An overweight to the underperforming materials sector was the largest allocation detractor for the year.
Top overall detractors from relative performance were no exposure to Broadcom, an underweight to NVIDIA Corp., and UnitedHealth Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Core Equity Series (Service Class)	25.69%	14.99%	12.09%
S&P 500 Index	25.02%	14.53%	13.10%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 680,964,764
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,174,360
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$680,964,764
Total number of portfolio holdings	51
Total advisory fees paid	$4,174,360
Portfolio turnover rate	39%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Information Technology	31.37%
Financials	21.61%
Communication Services	9.99%
Industrials	8.18%
Consumer Discretionary	8.14%
Healthcare	7.36%
Materials	4.33%
Consumer Staples	3.67%
Utilities	1.33%
Energy	1.29%

Top 10 equity holdings
Microsoft	7.21%
NVIDIA	5.42%
Apple	5.05%
Alphabet Class A	4.88%
Amazon.com	4.45%
Taiwan Semiconductor Manufacturing ADR	3.04%
Fiserv	2.88%
Howmet Aerospace	2.72%
Costco Wholesale	2.64%
Zebra Technologies Class A	2.56%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	7.21%
NVIDIA	5.42%
Apple	5.05%
Alphabet Class A	4.88%
Amazon.com	4.45%
Taiwan Semiconductor Manufacturing ADR	3.04%
Fiserv	2.88%
Howmet Aerospace	2.72%
Costco Wholesale	2.64%
Zebra Technologies Class A	2.56%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Core Equity to Macquarie VIP Core Equity Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Core Equity to Macquarie VIP Core Equity Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000017177 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Global Growth Series(formerly, Delaware Ivy VIP Global Growth)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Global Growth Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Global Growth Series (Service Class) returned 17.08% for the 12 months ended December 31, 2024. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Series' broad-based securities market index, returned 17.49% and 18.02%, respectively.
Top contributors to performance:
Positive stock selection in the communications services sector, including overweight positions in Sea Ltd. and Netflix Inc., drove outperformance relative to the Series' narrowly based index (benchmark).
An underweight allocation to the materials sector and stock selection in consumer staples, in which Casey’s General Stores Inc. was the largest contributor, both contributed to performance.
Top detractors from performance:
Consumer discretionary stocks detracted from relative performance primarily because of timing of portfolio positions in Darden Restaurants Inc., DraftKings Inc., and LVMH Moet Hennessy Louis Vuitton SE.
Energy stock selection was weak relative to the benchmark, driven by ConocoPhillips Co. and Canadian Natural Resources Ltd.
How has the Series changed?
Over the course of the year, the Series shifted in several ways. Notably, we reduced exposure to the energy, healthcare, and communication services sectors and increased exposure to consumer discretionary, financials, and information technology.
New positions in the Series included Meta Platforms Inc., SAP SE, and HDFC Bank Ltd. We also eliminated positions, including Vertex Pharmaceuticals Inc., BNP Paribas SA, and Mitsubishi UFJ Financial Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Global Growth Series (Service Class)	17.08%	10.48%	9.27%
MSCI ACWI Index (net)	17.49%	10.06%	9.23%
MSCI ACWI Index (gross)	18.02%	10.58%	9.79%

Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 158,764,080
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 980,827
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$158,764,080
Total number of portfolio holdings	58
Total advisory fees paid	$980,827
Portfolio turnover rate	49%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
United States	62.53%
Germany	6.34%
United Kingdom	4.06%
France	3.62%
Taiwan	3.20%
India	3.17%
Japan	3.05%
China	2.66%
Italy	1.54%
Singapore	1.52%

Sector allocation
Information Technology	26.49%
Financials	16.44%
Industrials	11.92%
Consumer Discretionary	11.78%
Healthcare	10.04%
Communication Services	9.12%
Consumer Staples	7.79%
Materials	2.48%
Energy	1.72%
Utilities	1.24%

Top 10 equity holdings
Microsoft	5.55%
NVIDIA	4.49%
Amazon.com	3.86%
Apple	3.50%
Taiwan Semiconductor Manufacturing	3.20%
Alphabet Class A	2.72%
Salesforce	2.68%
Mastercard Class A	2.53%
SAP	2.14%
Home Depot	2.12%
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	5.55%
NVIDIA	4.49%
Amazon.com	3.86%
Apple	3.50%
Taiwan Semiconductor Manufacturing	3.20%
Alphabet Class A	2.72%
Salesforce	2.68%
Mastercard Class A	2.53%
SAP	2.14%
Home Depot	2.12%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Global Growth to Macquarie VIP Global Growth Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.79% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Global Growth to Macquarie VIP Global Growth Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.79% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000057543 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Aggressive Series(formerly, Delaware Ivy VIP Pathfinder Aggressive)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Aggressive Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Aggressive Series (Service Class) returned 10.99% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 14.25%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Aggressive Series (Service Class)	10.99%	8.37%	8.31%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
55% Russell 3000 Index / 30% MSCI EAFE Index / 15% Bloomberg US Credit Index	14.25%	9.14%	8.90%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 48,741,560
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$48,741,560
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	55%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.81%
Fixed Income Funds	14.70%
Global / International Equity Fund	27.96%
US Equity Funds	57.15%
Short-Term Investments	0.24%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	27.96%
Macquarie VIP Core Equity Series Service Class	20.92%
Macquarie VIP Corporate Bond Series Service Class	14.20%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Growth and Income Series Standard Class	7.69%
Macquarie VIP Value Series Service Class	6.48%
Macquarie VIP Smid Cap Core Series Service Class	5.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.20%
Macquarie VIP Mid Cap Growth Series Standard Class	1.19%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	27.96%
Macquarie VIP Core Equity Series Service Class	20.92%
Macquarie VIP Corporate Bond Series Service Class	14.20%
Macquarie VIP Growth Series Service Class	14.15%
Macquarie VIP Growth and Income Series Standard Class	7.69%
Macquarie VIP Value Series Service Class	6.48%
Macquarie VIP Smid Cap Core Series Service Class	5.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.20%
Macquarie VIP Mid Cap Growth Series Standard Class	1.19%
Macquarie VIP Limited-Term Bond Series Service Class	0.25%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Aggressive to Macquarie VIP Pathfinder Aggressive Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Aggressive to Macquarie VIP Pathfinder Aggressive Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000057544 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive Series(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Aggressive Series (Service Class) returned 10.22% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.18%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Aggressive Series (Service Class)	10.22%	7.77%	7.45%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	13.18%	8.36%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 460,890,883
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$460,890,883
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	49%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	24.69%
Global / International Equity Fund	22.96%
US Equity Funds	52.12%
Short-Term Investments	0.24%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.96%
Macquarie VIP Corporate Bond Series Service Class	19.42%
Macquarie VIP Core Equity Series Service Class	19.21%
Macquarie VIP Growth Series Service Class	12.84%
Macquarie VIP Growth and Income Series Standard Class	6.98%
Macquarie VIP Value Series Service Class	5.87%
Macquarie VIP Smid Cap Core Series Service Class	5.02%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.11%
Macquarie VIP Mid Cap Growth Series Standard Class	1.09%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.96%
Macquarie VIP Corporate Bond Series Service Class	19.42%
Macquarie VIP Core Equity Series Service Class	19.21%
Macquarie VIP Growth Series Service Class	12.84%
Macquarie VIP Growth and Income Series Standard Class	6.98%
Macquarie VIP Value Series Service Class	5.87%
Macquarie VIP Smid Cap Core Series Service Class	5.02%
Macquarie VIP Limited-Term Bond Series Service Class	4.77%
Macquarie VIP Small Cap Growth Series Standard Class	1.11%
Macquarie VIP Mid Cap Growth Series Standard Class	1.09%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive to Macquarie VIP Pathfinder Moderately Aggressive Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive to Macquarie VIP Pathfinder Moderately Aggressive Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000057545 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate Series(formerly, Delaware Ivy VIP Pathfinder Moderate)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderate Series (Service Class) returned 9.27% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 12.13%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderate Series (Service Class)	9.27%	6.96%	6.69%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	12.13%	7.56%	7.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 377,278,530
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$377,278,530
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	42%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.77%
Fixed Income Funds	34.69%
Global / International Equity Fund	17.97%
US Equity Funds	47.11%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.15%
Macquarie VIP International Core Equity Series Service Class	17.97%
Macquarie VIP Core Equity Series Service Class	17.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Growth and Income Series Standard Class	6.28%
Macquarie VIP Value Series Service Class	5.27%
Macquarie VIP Smid Cap Core Series Service Class	4.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.01%
Macquarie VIP Mid Cap Growth Series Standard Class	0.99%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	24.15%
Macquarie VIP International Core Equity Series Service Class	17.97%
Macquarie VIP Core Equity Series Service Class	17.51%
Macquarie VIP Growth Series Service Class	11.53%
Macquarie VIP Limited-Term Bond Series Service Class	9.79%
Macquarie VIP Growth and Income Series Standard Class	6.28%
Macquarie VIP Value Series Service Class	5.27%
Macquarie VIP Smid Cap Core Series Service Class	4.52%
Macquarie VIP Small Cap Growth Series Standard Class	1.01%
Macquarie VIP Mid Cap Growth Series Standard Class	0.99%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate to Macquarie VIP Pathfinder Moderate Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate to Macquarie VIP Pathfinder Moderate Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000057546 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative Series(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Conservative Series (Service Class) returned 8.60% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 11.07%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Conservative Series (Service Class)	8.60%	6.14%	5.98%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	11.07%	6.74%	6.91%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 120,286,752
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$120,286,752
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	37%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	44.69%
Global / International Equity Fund	12.98%
US Equity Funds	42.11%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.88%
Macquarie VIP Core Equity Series Service Class	15.81%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP International Core Equity Series Service Class	12.98%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Growth and Income Series Standard Class	5.58%
Macquarie VIP Value Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	4.02%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.91%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.88%
Macquarie VIP Core Equity Series Service Class	15.81%
Macquarie VIP Limited-Term Bond Series Service Class	14.81%
Macquarie VIP International Core Equity Series Service Class	12.98%
Macquarie VIP Growth Series Service Class	10.23%
Macquarie VIP Growth and Income Series Standard Class	5.58%
Macquarie VIP Value Series Service Class	4.67%
Macquarie VIP Smid Cap Core Series Service Class	4.02%
Macquarie VIP High Income Series Standard Class	1.00%
Macquarie VIP Small Cap Growth Series Standard Class	0.91%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative to Macquarie VIP Pathfinder Moderately Conservative Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative to Macquarie VIP Pathfinder Moderately Conservative Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000057547 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Conservative Series(formerly, Delaware Ivy VIP Pathfinder Conservative)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Conservative Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Conservative Series (Service Class) returned 8.05% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 10.03%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks
*The blended benchmark is computed using a combination of 35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Conservative Series (Service Class)	8.05%	5.33%	5.23%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
35% Russell 3000 Index / 35% Bloomberg US Credit Index / 20% Bloomberg 1-3 Year US Government/Credit Index / 10% MSCI EAFE Index	10.03%	5.90%	6.21%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 68,077,556
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$68,077,556
Total number of portfolio holdings	11
Total advisory fees paid	$0
Portfolio turnover rate	32%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	99.78%
Fixed Income Funds	54.70%
Global / International Equity Fund	7.99%
US Equity Funds	37.09%
Short-Term Investments	0.25%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.61%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	14.11%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP International Core Equity Series Service Class	7.99%
Macquarie VIP Growth and Income Series Standard Class	4.87%
Macquarie VIP Value Series Service Class	4.07%
Macquarie VIP Smid Cap Core Series Service Class	3.52%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.80%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	33.61%
Macquarie VIP Limited-Term Bond Series Service Class	19.84%
Macquarie VIP Core Equity Series Service Class	14.11%
Macquarie VIP Growth Series Service Class	8.93%
Macquarie VIP International Core Equity Series Service Class	7.99%
Macquarie VIP Growth and Income Series Standard Class	4.87%
Macquarie VIP Value Series Service Class	4.07%
Macquarie VIP Smid Cap Core Series Service Class	3.52%
Macquarie VIP High Income Series Standard Class	1.25%
Macquarie VIP Small Cap Growth Series Standard Class	0.80%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Conservative to Macquarie VIP Pathfinder Conservative Series.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Conservative to Macquarie VIP Pathfinder Conservative Series.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000091476 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited-Term Bond Series(formerly, Delaware Ivy VIP Limited-Term Bond)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Limited-Term Bond Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Limited-Term Bond Series (Service Class) returned 4.33% for the 12 months ended December 31, 2024. During the same period, the Bloomberg US Aggregate Index, the Series' broad-based securities market index, returned 1.25%, while the Bloomberg 1-3 Year US Government/Credit Index, the Series' narrowly based securities market index, returned 4.36%.
Top contributors to performance:
Allocations to the structured finance sector, especially asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and residential mortgage-backed securities (RMBS), as well as collateralized loan obligations (CLO), contributed as positive economic data, bolstered by US Federal Reserve easing and expectations of tax cuts and deregulation under a Trump administration, provided a tailwind for risk markets.
Overweight to both investment grade and high yield corporates relative to the Series' narrowly based index (benchmark) as well as security selection within investment grade corporates contributed.
Top detractors from performance:
An underweight allocation to the government-related sector relative to the Series' benchmark detracted from performance.
The Series had a curve flattening exposure relative to its benchmark that detracted from performance as the Treasury yield curve steepened in 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Limited-Term Bond Series (Service Class)	4.33%	1.64%	1.74%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark index to the Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the Bloomberg 1-3 Year US Government/Credit Index for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 168,723,415
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 841,588
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$168,723,415
Total number of portfolio holdings	157
Total advisory fees paid	$841,588
Portfolio turnover rate	159%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Corporate Bonds	33.03%
US Treasury Obligations	30.38%
Non-Agency Asset-Backed Securities	19.94%
Agency Mortgage-Backed Securities	5.24%
Collateralized Debt Obligations	5.22%
Non-Agency Collateralized Mortgage Obligations	2.66%
Agency Commercial Mortgage-Backed Securities	1.61%
Agency Collateralized Mortgage Obligations	0.18%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Limited-Term Bond to Macquarie VIP Limited-Term Bond Series.
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 0.86% to 0.80%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Limited-Term Bond to Macquarie VIP Limited-Term Bond Series.
Material Fund Change Expenses [Text Block]
Effective May 1, 2024, the Series introduced a revised fee waiver for Service Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Service Class from 0.86% to 0.80%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000129560 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderate – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Service Class) returned 7.92% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 12.13%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 45% Russell 3000® Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderate – Managed Volatility Series (Service Class)	7.92%	5.66%	5.22%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
45% Russell 3000 Index / 25% Bloomberg US Credit Index / 20% MSCI EAFE Index / 10% Bloomberg 1-3 Year US Government/Credit Index	12.13%	7.56%	7.59%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 378,832,361
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 827,131
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$378,832,361
Total number of portfolio holdings	11
Total advisory fees paid	$827,131
Portfolio turnover rate	45%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.02%
Fixed Income Funds	34.09%
Global / International Equity Fund	17.65%
US Equity Funds	46.28%
Short-Term Investments	1.82%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.72%
Macquarie VIP International Core Equity Series Service Class	17.65%
Macquarie VIP Core Equity Series Service Class	17.20%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Limited-Term Bond Series Service Class	9.63%
Macquarie VIP Growth and Income Series Standard Class	6.17%
Macquarie VIP Value Series Service Class	5.18%
Macquarie VIP Smid Cap Core Series Service Class	4.44%
Macquarie VIP Small Cap Growth Series Standard Class	0.99%
Macquarie VIP Mid Cap Growth Series Standard Class	0.97%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	23.72%
Macquarie VIP International Core Equity Series Service Class	17.65%
Macquarie VIP Core Equity Series Service Class	17.20%
Macquarie VIP Growth Series Service Class	11.33%
Macquarie VIP Limited-Term Bond Series Service Class	9.63%
Macquarie VIP Growth and Income Series Standard Class	6.17%
Macquarie VIP Value Series Service Class	5.18%
Macquarie VIP Smid Cap Core Series Service Class	4.44%
Macquarie VIP Small Cap Growth Series Standard Class	0.99%
Macquarie VIP Mid Cap Growth Series Standard Class	0.97%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate – Managed Volatility to Macquarie VIP Pathfinder Moderate – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderate – Managed Volatility to Macquarie VIP Pathfinder Moderate – Managed Volatility Series.
Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000129561 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class) returned 8.73% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 13.18%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series (Service Class)	8.73%	6.41%	6.19%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
50% Russell 3000 Index / 25% MSCI EAFE Index / 20% Bloomberg US Credit Index / 5% Bloomberg 1-3 Year US Government/Credit Index	13.18%	8.36%	8.25%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 54,947,146
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 93,854
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$54,947,146
Total number of portfolio holdings	11
Total advisory fees paid	$93,854
Portfolio turnover rate	51%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	97.81%
Fixed Income Funds	24.19%
Global / International Equity Fund	22.52%
US Equity Funds	51.10%
Short-Term Investments	1.88%
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.52%
Macquarie VIP Corporate Bond Series Service Class	19.03%
Macquarie VIP Core Equity Series Service Class	18.83%
Macquarie VIP Growth Series Service Class	12.59%
Macquarie VIP Growth and Income Series Standard Class	6.85%
Macquarie VIP Value Series Service Class	5.76%
Macquarie VIP Smid Cap Core Series Service Class	4.92%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Small Cap Growth Series Standard Class	1.08%
Macquarie VIP Mid Cap Growth Series Standard Class	1.07%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP International Core Equity Series Service Class	22.52%
Macquarie VIP Corporate Bond Series Service Class	19.03%
Macquarie VIP Core Equity Series Service Class	18.83%
Macquarie VIP Growth Series Service Class	12.59%
Macquarie VIP Growth and Income Series Standard Class	6.85%
Macquarie VIP Value Series Service Class	5.76%
Macquarie VIP Smid Cap Core Series Service Class	4.92%
Macquarie VIP Limited-Term Bond Series Service Class	4.67%
Macquarie VIP Small Cap Growth Series Standard Class	1.08%
Macquarie VIP Mid Cap Growth Series Standard Class	1.07%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility to Macquarie VIP Pathfinder Moderately Aggressive – Managed Volatility Series.

Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature
C000129562 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series(formerly, Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Series) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Series that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of Series performance
Performance highlights
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class) returned 7.07% for the 12 months ended December 31, 2024. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Series' broad-based securities market indices, returned 25.02% and 1.25%, respectively, while the current blended benchmark*, the Series' narrowly based securities market index, returned 11.07%.
Top contributors to performance:
Equities and credit-sensitive fixed income generally rallied over the fiscal year against a backdrop of slowing inflation and the start of rate cuts by the US Federal Reserve (Fed) and other central banks globally.
Performance reflected the mix of allocation weightings and returns in the underlying funds.
Relative to the Fund’s respective broad-based index:
The Fund benefitted from positive asset allocation effects.
Fixed income allocations outperformed relative to the fixed income benchmarks.
International equity allocations outperformed the international equity benchmark.
Top detractors from performance:
Negative style selection and manager selection effects
Significant underperformance of both the Macquarie VIP Value Series and the Macquarie VIP Mid Cap Growth Series relative to their respective benchmarks.
The hedging overlay detracted from performance, given the strong positive returns in equity markets during the period.
*The blended benchmark is computed using a combination of 40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Series' past performance is not a good predictor of how the Series will perform in the future.
Line Graph [Table Text Block]
Series performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices and multiple narrowly based securities market indices for the same period.
Growth of $10,000 investment
For the period December 31, 2014, through December 31, 2024

Average Annual Return [Table Text Block]
Average annual total returns (as of December 31, 2024)	1 year	5 year	10 year
Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series (Service Class)	7.07%	5.02%	4.84%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg US Aggregate Index	1.25%	-0.33%	1.35%
40% Russell 3000 Index / 30% Bloomberg US Credit Index / 15% MSCI EAFE Index / 15% Bloomberg 1-3 Year US Government/Credit Index	11.07%	6.74%	6.91%
Russell 3000 Index	23.81%	13.86%	12.55%
Bloomberg US Credit Index	2.03%	0.23%	2.29%
MSCI EAFE Index (net)	3.82%	4.73%	5.20%
MSCI EAFE Index (gross)	4.35%	5.24%	5.71%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	1.63%

Performance Table Market Index Changed [Text Block]	In connection with new regulatory requirements, effective the date of this report, the Series changed its broad-based securities market benchmark indices to the S&P 500 Index and Bloomberg US Aggregate Index.
Prior Market Index Comparison [Text Block]	Although the S&P 500 Index and Bloomberg US Aggregate Index can be considered broadly representative of the overall securities market applicable to the Series, the Series will continue to show the performance of the blended benchmark for comparative purposes because Delaware Management Company, the Series' manager, believes it is more representative of the Series' investment universe.
Material Change Date	May 01, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/vip-performance for the most recent performance information.
Net Assets	$ 23,945,595
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 25,123
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Series statistics (as of December 31, 2024)
Series net assets	$23,945,595
Total number of portfolio holdings	11
Total advisory fees paid	$25,123
Portfolio turnover rate	49%

Holdings [Text Block]
Series holdings (as of December 31, 2024)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Affiliated Mutual Funds	98.11%
Fixed Income Funds	43.96%
Global / International Equity Fund	12.76%
US Equity Funds	41.39%
Short-Term Investments	1.79%
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.39%
Macquarie VIP Core Equity Series Service Class	15.55%
Macquarie VIP Limited-Term Bond Series Service Class	14.59%
Macquarie VIP International Core Equity Series Service Class	12.76%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Growth and Income Series Standard Class	5.48%
Macquarie VIP Value Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.95%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.89%

Largest Holdings [Text Block]
Top 10 underlying funds
Macquarie VIP Corporate Bond Series Service Class	28.39%
Macquarie VIP Core Equity Series Service Class	15.55%
Macquarie VIP Limited-Term Bond Series Service Class	14.59%
Macquarie VIP International Core Equity Series Service Class	12.76%
Macquarie VIP Growth Series Service Class	10.06%
Macquarie VIP Growth and Income Series Standard Class	5.48%
Macquarie VIP Value Series Service Class	4.59%
Macquarie VIP Smid Cap Core Series Service Class	3.95%
Macquarie VIP High Income Series Standard Class	0.98%
Macquarie VIP Small Cap Growth Series Standard Class	0.89%

Material Fund Change [Text Block]
Material Series changes
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series.
Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective May 1, 2024, the Series changed its name from Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility to Macquarie VIP Pathfinder Moderately Conservative – Managed Volatility Series.

Material Fund Change Expenses [Text Block]	Effective May 1, 2024, the Series introduced a new fee waiver for Service Class shares of 0.24%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Series that occurred during the reporting period. For more complete information, you may review the Series' next prospectus, which we expect to be available by May 1, 2025, at macquarie.com/mam/vip-literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/vip-literature